Lease Assets (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Right-of-use Assets

	Building $	Other $	Total $
December 31, 2019	554.4	4.1	558.5
Additions	40.7	1.7	42.4
Acquisitions	7.0	—	7.0
Depreciation	(115.0)	(2.7)	(117.7)
Modifications	16.4	0.4	16.8
Impairment	(59.1)	—	(59.1)
Foreign exchange	(1.0)	0.1	(0.9)
December 31, 2020	443.4	3.6	447.0
Additions	43.8	12.2	56.0
Acquisitions	74.0	5.9	79.9
Depreciation	(102.9)	(5.0)	(107.9)
Modifications	24.4	0.2	24.6
Impairment net of reversal	(19.1)	—	(19.1)
Foreign exchange	(3.9)	(0.1)	(4.0)
December 31, 2021	459.7	16.8	476.5

Impairment losses and Related Recoverable Amounts for Reportable Segments
Impairment losses during the year ended December 31, 2021 are as follows:

Reportable segments	Canada	United States	Global	Total
Impairment losses
Lease assets	10.5	12.6	0.6	23.7
Property and equipment	1.9	4.8	0.2	6.9
Impairment reversals	(3.8)	(1.2)	(0.8)	(5.8)
Net impairment of lease assets and property and equipment	8.6	16.2	—	24.8
Recoverable amount	—	6.8	1.1	7.9
Impairment losses during the year ended December 31, 2020 were as follows:

Reportable segments	Canada	United States	Global	Total
Impairment losses
Lease assets	50.4	4.8	3.9	59.1
Property and equipment	16.3	1.7	1.5	19.5
Total	66.7	6.5	5.4	78.6
Recoverable amount	8.4	1.2	2.4	12.0

Amounts Recognized in Administrative and Marketing Expenses

Amounts recognized in administrative and marketing expenses	For the year ended December 31,
	2021	2020
	$	$
Rent expense - variable lease payments	43.5	49.7
Rent expense - short-term leases and leases of low-value assets	2.5	3.3
Income from subleases	(3.1)	(5.6)

Total	42.9	47.4